Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Basis of Consolidation

Basis of consolidation

The financial statements as of June 30, 2019 include the financial statements of the parent company, Biofrontera AG, and the subsidiary companies in which the parent has a direct majority of the voting rights. The following companies have been included in the consolidated financial statements:

1.	Biofrontera Bioscience GmbH, Leverkusen, Germany, with a direct interest of 100%
2.	Biofrontera Pharma GmbH, Leverkusen, Germany, with a direct interest of 100%
3.	Biofrontera Development GmbH, Leverkusen, Germany, with a direct interest of 100%
4.	Biofrontera Neuroscience GmbH, Leverkusen, Germany, with a direct interest of 100%
5.	Biofrontera Inc., Woburn, Massachusetts, USA, with a direct interest of 100%
6.	Biofrontera Inc., Woburn, Massachusetts, USA, with a direct interest of 100% (founded March 21, 2019)
7.	Cutanea Life Sciences, Inc., Wayne, Pennsylvania, USA, with a direct interest of 100% (acquisition date March 25, 2019)
8.	Dermarc LLC, Wayne, Pennsylvania, USA, with a direct shareholding of 100% (acquisition date March 25, 2019)
9.	Dermapex LLC, Wayne, Pennsylvania, USA, with a direct shareholding of 100% (acquisition date 25 March 2019)

The basis for the consolidation of the companies included in the consolidated financial statements are the interim financial statements (or HBII pursuant to IFRS) of these companies prepared for 30 June 2019 pursuant to uniform principles. The financial statements as of June 30, 2019 have been prepared on the basis of uniform accounting policies (IFRS).

The subsidiaries have been fully consolidated from the date of acquisition. The date of acquisition is the date when the parent company obtained control of these subsidiaries. The subsidiaries are included in the consolidated financial statements until control over these companies no longer exists.

All inter-company balances and income and expenses have been eliminated on consolidation. Results of intra-group transactions have been eliminated.